Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	68,314,985	1,681,253
Common stock, shares outstanding (in shares)	68,314,985	1,681,253
Long-Term Debt and Other Financial Liabilities [Member]
Current liabilities:
Deferred finance costs and debt discounts, current	$ 995	$ 2,443
Non-current liabilities:
Deferred finance costs and debt discounts, noncurrent	2,532	0
Due to Related Parties [Member]
Current liabilities:
Deferred finance costs, current	0	113
Convertible Notes [Member]
Current liabilities:
Deferred finance costs, current	0	17
Non-current liabilities:
Deferred finance costs and debt discounts, noncurrent	$ 5,839	$ 212